Investments - Pledged investments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amounts borrowed under repurchase and securities lending agreements	$ 3,100,000,000	$ 3,700,000,000
Securities pledged under repurchase agreements	2,968,000,000	259,000,000
Securities pledged under securities lending agreements		3,323,000,000
Total carrying values of cash and securities deposited under requirements of regulatory authorities or other insurance-related arrangements	3,500,000,000	3,900,000,000
Loans	45,166,000,000	39,884,000,000
Policyholder contract deposits	158,966,000,000	156,846,000,000
Less Than 12 Months	119,440,000,000	31,417,000,000
Guaranteed Investment Contract
Financial Instruments Owned and Pledged as Collateral [Line Items]
Policyholder contract deposits	56,000,000	76,000,000
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	4,800,000,000	3,700,000,000
Loans	1,800,000,000	1,400,000,000
Asset Pledged as Collateral | Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	63,000,000	41,000,000
Asset Pledged as Collateral | Collateralized Reinsurance Transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	144,000,000	148,000,000
Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	5,076,000,000	201,000,000
Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	3,932,000,000	1,198,000,000
Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	82,971,000,000	19,916,000,000
U.S. government and government sponsored entities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	761,000,000	0
Overnight and Continuous
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	176,000,000
Securities pledged under securities lending agreements		0
Up to 30 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,391,000,000	61,000,000
Securities pledged under securities lending agreements		534,000,000
31 - 90 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	577,000,000	22,000,000
Securities pledged under securities lending agreements		2,789,000,000
91 - 364 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
365 Days or Greater
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
Fixed maturity securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	2,968,000,000	3,582,000,000
Securities collateral pledged to us	2,968,000,000	3,582,000,000
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		106,000,000
Bonds available for sale | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	21,000,000	48,000,000
Securities pledged under securities lending agreements		43,000,000
Bonds available for sale | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,947,000,000	211,000,000
Securities pledged under securities lending agreements		3,174,000,000
Bonds available for sale | Overnight and Continuous | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		0
Bonds available for sale | Overnight and Continuous | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	48,000,000
Securities pledged under securities lending agreements		0
Bonds available for sale | Overnight and Continuous | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	128,000,000
Securities pledged under securities lending agreements		0
Bonds available for sale | Up to 30 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		0
Bonds available for sale | Up to 30 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	21,000,000	0
Securities pledged under securities lending agreements		0
Bonds available for sale | Up to 30 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,370,000,000	61,000,000
Securities pledged under securities lending agreements		534,000,000
Bonds available for sale | 31 - 90 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		106,000,000
Bonds available for sale | 31 - 90 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		43,000,000
Bonds available for sale | 31 - 90 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	577,000,000	22,000,000
Securities pledged under securities lending agreements		2,640,000,000
Bonds available for sale | 91 - 364 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		0
Bonds available for sale | 91 - 364 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
Bonds available for sale | 91 - 364 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
Bonds available for sale | 365 Days or Greater | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements		0
Bonds available for sale | 365 Days or Greater | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
Bonds available for sale | 365 Days or Greater | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0
Securities pledged under securities lending agreements		0
FHLBs
Financial Instruments Owned and Pledged as Collateral [Line Items]
Federal Home Loan Bank stock	$ 222,000,000	$ 193,000,000